CLEARBRIDGE MID CAP GROWTH FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	January 31, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
COMMUNICATION SERVICES - 3.4%
Entertainment - 2.4%
Live Nation Entertainment Inc.	37,046	$4,056,908	*

Interactive Media & Services - 1.0%
Bumble Inc., Class A Shares	30,043	886,569	*
Pinterest Inc., Class A Shares	30,024	887,509	*

Total Interactive Media & Services		1,774,078

TOTAL COMMUNICATION SERVICES		5,830,986

CONSUMER DISCRETIONARY - 14.2%
Auto Components - 2.0%
Aptiv PLC	25,013	3,416,276	*

Hotels, Restaurants & Leisure - 4.0%
Chipotle Mexican Grill Inc.	2,335	3,468,829	*
Expedia Group Inc.	19,396	3,555,093	*

Total Hotels, Restaurants & Leisure		7,023,922

Internet & Direct Marketing Retail - 3.5%
Chewy Inc., Class A Shares	37,732	1,796,420	*
Etsy Inc.	14,400	2,261,952	*
MercadoLibre Inc.	1,880	2,128,273	*

Total Internet & Direct Marketing Retail		6,186,645

Specialty Retail - 4.7%
Burlington Stores Inc.	14,402	3,412,266	*
Carvana Co.	12,318	1,996,255	*
Five Below Inc.	8,000	1,312,000	*
Petco Health & Wellness Co. Inc.	76,226	1,429,237	*

Total Specialty Retail		8,149,758

TOTAL CONSUMER DISCRETIONARY		24,776,601

CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 2.5%
Casey’s General Stores Inc.	10,097	1,896,318
Performance Food Group Co.	55,686	2,349,392	*

Total Food & Staples Retailing		4,245,710

Personal Products - 0.5%
Olaplex Holdings Inc.	42,570	929,728	*

TOTAL CONSUMER STAPLES		5,175,438

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Pioneer Natural Resources Co.	10,175	2,227,206

FINANCIALS - 2.8%
Banks - 1.7%
First Republic Bank	17,206	2,986,790

See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2022 Quarterly Report	1

CLEARBRIDGE MID CAP GROWTH FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	January 31, 2022

SECURITY	SHARES	VALUE
Capital Markets - 1.1%
Tradeweb Markets Inc., Class A Shares	22,811	$1,933,688

TOTAL FINANCIALS		4,920,478

HEALTH CARE - 20.0%
Health Care Equipment & Supplies - 5.4%
IDEXX Laboratories Inc.	8,006	4,061,444	*
Insulet Corp.	7,482	1,855,536	*
STERIS PLC	10,764	2,415,441
Teleflex Inc.	3,636	1,127,851

Total Health Care Equipment & Supplies		9,460,272

Health Care Technology - 1.2%
Doximity Inc., Class A Shares	18,040	822,083	*
Veeva Systems Inc., Class A Shares	5,000	1,182,700	*

Total Health Care Technology		2,004,783

Life Sciences Tools & Services - 11.5%
Avantor Inc.	91,531	3,416,852	*
Bio-Techne Corp.	6,009	2,261,848
Charles River Laboratories International Inc.	11,586	3,820,599	*
Mettler-Toledo International Inc.	4,011	5,906,919	*
Stevanato Group SpA	65,788	1,142,738	*
Syneos Health Inc.	38,551	3,491,179	*

Total Life Sciences Tools & Services		20,040,135

Pharmaceuticals - 1.9%
Catalent Inc.	32,712	3,399,758	*

TOTAL HEALTH CARE		34,904,948

INDUSTRIALS - 14.1%
Air Freight & Logistics - 1.0%
GXO Logistics Inc.	22,489	1,826,332	*

Building Products - 1.3%
AZEK Co. Inc.	68,134	2,250,466	*

Commercial Services & Supplies - 2.0%
Copart Inc.	26,807	3,464,805	*

Construction & Engineering - 2.0%
WillScot Mobile Mini Holdings Corp.	93,944	3,479,686	*

Machinery - 2.9%
IDEX Corp.	15,288	3,293,647
RBC Bearings Inc.	10,151	1,831,951	*

Total Machinery		5,125,598

Professional Services - 1.6%
CoStar Group Inc.	40,845	2,865,685	*

Road & Rail - 1.2%
Lyft Inc., Class A Shares	21,762	838,272	*
XPO Logistics Inc.	17,794	1,177,429	*

Total Road & Rail		2,015,701

See Notes to Schedule of Investments.

2	ClearBridge Mid Cap Growth Fund 2022 Quarterly Report

CLEARBRIDGE MID CAP GROWTH FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	January 31, 2022

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 2.1%
United Rentals Inc.	11,246	$3,600,069	*

TOTAL INDUSTRIALS		24,628,342

INFORMATION TECHNOLOGY - 34.4%
Electronic Equipment, Instruments & Components - 1.6%
Keysight Technologies Inc.	16,478	2,781,816	*

IT Services - 0.7%
Wix.com Ltd.	8,933	1,173,528	*

Semiconductors & Semiconductor Equipment - 6.5%
Entegris Inc.	19,396	2,324,417
Marvell Technology Inc.	84,891	6,061,217
Monolithic Power Systems Inc.	7,273	2,930,510

Total Semiconductors & Semiconductor Equipment		11,316,144

Software - 25.6%
AppLovin Corp., Class A Shares	38,855	2,503,039	*
Aspen Technology Inc.	24,211	3,635,524	*
Atlassian Corp. PLC, Class A Shares	4,653	1,509,154	*
Avalara Inc.	18,700	2,049,894	*
Black Knight Inc.	23,651	1,764,365	*
Coupa Software Inc.	3,700	496,799	*
Datadog Inc., Class A Shares	28,812	4,209,721	*
DocuSign Inc.	21,304	2,679,404	*
Five9 Inc.	17,029	2,140,545	*
Fortinet Inc.	21,866	6,499,450	*
HubSpot Inc.	8,502	4,155,778	*
Palo Alto Networks Inc.	7,327	3,790,990	*
Paylocity Holding Corp.	11,080	2,260,098	*
ServiceNow Inc.	3,825	2,240,608	*
Splunk Inc.	19,114	2,368,607	*
Workday Inc., Class A Shares	9,691	2,451,920	*

Total Software		44,755,896

TOTAL INFORMATION TECHNOLOGY		60,027,384

MATERIALS - 2.7%
Construction Materials - 1.8%
Martin Marietta Materials Inc.	7,958	3,096,617

Containers & Packaging - 0.9%
Ball Corp.	17,249	1,674,878

TOTAL MATERIALS		4,771,495

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Americold Realty Trust	25,425	723,341
SBA Communications Corp.	10,249	3,335,435

TOTAL REAL ESTATE		4,058,776

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $120,435,859)		171,321,654

See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2022 Quarterly Report	3

CLEARBRIDGE MID CAP GROWTH FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	January 31, 2022

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	2,496,074	$2,496,074
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	624,019	624,019	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,120,093)			3,120,093

TOTAL INVESTMENTS - 100.0% (Cost - $123,555,952)			174,441,747
Other Assets in Excess of Liabilities - 0.0%††			32,291

TOTAL NET ASSETS - 100.0%			$174,474,038

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2022, the total market value of investments in Affiliated Companies was $624,019 and the cost was $624,019 (Note 2).

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
ServiceNow Inc., Call (Premiums received - $20,197)	2/18/22	$590.00	19	$1,112,982	$(37,240)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Mid Cap Growth Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

5

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$171,321,654	—	—	$171,321,654
Short-Term Investments†	3,120,093	—	—	3,120,093

Total Investments	$174,441,747	—	—	$174,441,747

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$37,240	—	—	$37,240

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2022. The following transactions were effected in such company for the period ended January 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,389,276	$3,865,323	3,865,323	$4,630,580	4,630,580

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$35	—	$624,019

7